DEBT AND CREDIT SOURCES - Convertible Debt (Details)		12 Months Ended
	Jul. 17, 2020 USD ($) d $ / shares shares	Jan. 03, 2021 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d	60
Interest expense		$ 1,700,000
Convertible Debt | Green Convertible Notes
Debt Instrument [Line Items]
Principal amount	$ 200,000,000.0
Stated percentage	6.50%
Conversion price (USD per share) | $ / shares	$ 18.19
Conversion ratio, number of shares | shares	54.9611
Conversion ratio, principal amount	$ 1,000
Threshold percentage of stock price trigger	130.00%
Convertible debt		135,100,000
Unamortized discount		$ 53,800,000
Effective percentage		15.70%
Debt issuance cost		$ 11,100,000
Interest expense		10,400,000
If-converted value in excess of principal		111,900,000
Convertible Debt | Green Convertible Notes | Level 2
Debt Instrument [Line Items]
Fair value of debt		$ 325,100,000